Segment information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment information
11.	Segment information

MWV’s segments are (i) Food & Beverage, (ii) Home, Health & Beauty (iii) Industrial, (iv) Specialty Chemicals, and (v) Community Development and Land Management.

The Food & Beverage segment produces packaging materials, and designs and produces packaging solutions primarily for the global food, food service, beverage, dairy and tobacco end markets, as well as paperboard for commercial printing. For the global food market, the segment develops and produces materials and innovative solutions that are used to package frozen food, dry goods, ready-to-eat meals, hot and cold drinks, and various shelf-stable dairy products. For the global beverage market, the segment has a fully integrated business model, including high-performance paperboard, carton design and converting operations, as well as beverage packaging machinery. For the global tobacco market, the segment produces high performance paperboard, and designs and produces cartons for the leading tobacco brand owners. The segment’s materials are manufactured in the United States and converted into solutions at plants located in North America, Europe and Asia.

The Home, Health & Beauty segment designs and produces packaging solutions for the global personal care, fragrance, home care, lawn and garden, prescription drug and healthcare end markets. For the global beauty and personal care market, the segment produces pumps for fragrances, lotions, creams and soaps, flip-top and applicator closures for bath and body products and lotions, and paperboard and plastic packaging for hair and skin care products. For the global home and garden market, the segment produces trigger sprayers for surface cleaners and fabric care, aerosol actuators for air fresheners, hose-end sprayers for lawn and garden maintenance, and spouted and applicator closures for a variety of other home and garden products. For the global healthcare market, the segment makes secondary packages designed to enhance patient adherence and child safety for prescription drugs, as well as healthcare dispensing systems, paperboard packaging and closures for over-the-counter and prescription drugs. Paperboard and plastic materials are converted into solutions at plants located in North America, South America, Europe and Asia.

The Industrial segment designs and produces corrugated packaging solutions, primarily for produce, meat, consumer products and bulk goods primarily in Brazil. The integrated business includes forestlands, paperboard mills and corrugated box plants. This segment also includes a corrugated operation in India, which develops packaging solutions principally for the domestic fresh produce growers. In Brazil, the segment manufactures high quality virgin kraftliner and recycle-based medium paperboards, and converts the material to corrugated packaging at five box plants across the country. In India, the segment converts raw materials to corrugated packaging at its facility in Pune.

The Specialty Chemicals segment manufactures, markets and distributes specialty chemicals derived from sawdust and other byproducts of the papermaking process in North America, Europe, South America and Asia. Products include activated carbon used in gas vapor emission control systems for automobiles and trucks and applications for air, water and food purification. Other products include performance chemicals used in printing inks, asphalt paving and adhesives, as well as in the agricultural, paper and petroleum industries.

The Community Development and Land Management segment is responsible for maximizing the value of the company’s landholdings in the Southeastern region of the U.S. Operations of the segment include real estate development, forestry operations and leasing activities. Real estate development includes (i) selling non-core forestlands primarily for recreational and residential uses, (ii) entitling and improving high-value tracts, and (iii) master planning select landholdings. Forestry operations include growing and harvesting softwood and hardwood on the company’s forestlands for external consumption and for use by the company’s mill-based business. Leasing activities include fees from third parties undertaking mineral extraction operations, as well as fees from recreational leases on the company’s forestlands.

Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.

Segment results for the three months ended March 31, 2012 and 2011 are as follows:

Three months ended March 31, 2012	Sales			Segment profit
In millions	Trade	Inter-segment	Total
Food & Beverage	$747	$0	$747	$63
Home, Health & Beauty	200	0	200	12
Industrial	114	0	114	19
Specialty Chemicals	207	0	207	58
Community Development and Land Management	45	1	46	14

Total	1,313	1	1,314	166
Corporate and Other	0	0	0	(86)
Non-controlling interests	0	0	0	1
Intersegment eliminations	0	(1)	(1)	0

Consolidated totals	$1,313	$0	$1,313	$81

Three months ended March 31, 2011	Sales			Segment profit
In millions	Trade	Inter-segment	Total
Food & Beverage	$714	$0	$714	$82
Home, Health & Beauty	196	0	196	8
Industrial	121	0	121	20
Specialty Chemicals	177	0	177	49
Community Development and Land Management	42	1	43	30

Total	1,250	1	1,251	189
Corporate and Other	0	0	0	(85)
Non-controlling interests	0	0	0	1
Intersegment eliminations	0	(1)	(1)	0

Consolidated totals	$1,250	$0	$1,250	$105

T.	Segment information

MWV’s segments are (i) Food & Beverage, (ii) Home, Health & Beauty, (iii) Industrial, (iv) Specialty Chemicals, and (v) Community Development and Land Management.

The Food & Beverage segment produces packaging materials, and designs and produces packaging solutions primarily for the global food, food service, beverage, dairy and tobacco end markets, as well as paperboard for commercial printing. For the global food market, the segment develops and produces materials and innovative solutions that are used to package frozen food, dry goods, ready-to-eat meals, hot and cold drinks, and various shelf-stable dairy products. For the global beverage market, the segment has a fully integrated business model, including high-performance paperboard, carton design and converting operations, as well as beverage packaging machinery. For the global tobacco market, the segment produces high performance paperboard, and designs and produces cartons for the leading tobacco brand owners. The segment’s materials are manufactured in the United States and converted into solutions at plants located in North America, Europe and Asia.

The Home, Health & Beauty segment designs and produces packaging solutions for the global personal care, fragrance, home care, lawn and garden, prescription drug and healthcare end markets. For the global beauty and personal care market, the segment produces pumps for fragrances, lotions, creams and soaps, flip-top and applicator closures for bath and body products and lotions, and paperboard and plastic packaging for hair and skin care products. For the global home and garden market, the segment produces trigger sprayers for surface cleaners and fabric care, aerosol actuators for air fresheners, hose-end sprayers for lawn and garden maintenance, and spouted and applicator closures for a variety of other home and garden products. For the global healthcare market, the segment makes secondary packages designed to enhance patient adherence and child safety for prescription drugs, as well as healthcare dispensing systems, paperboard packaging and closures for over-the-counter and prescription drugs. Paperboard and plastic materials are converted into packaging solutions at plants located in North America, South America, Europe and Asia.

The Industrial segment designs and produces corrugated packaging solutions, primarily for produce, meat, consumer products and bulk goods primarily in Brazil. The integrated business includes forestlands, paperboard mills and corrugated box plants. This segment also includes a corrugated operation in India, which develops packaging solutions principally for the domestic fresh produce growers. In Brazil, the segment manufactures high quality virgin kraftliner and recycle-based medium paperboards, and converts the material to corrugated packaging at five box plants across the country. In India, the segment converts raw materials to corrugated packaging at its facility in Pune.

The Specialty Chemicals segment manufactures, markets and distributes specialty chemicals derived from sawdust and other byproducts of the papermaking process in North America, Europe, South America and Asia. Products include performance chemicals derived from pine chemicals used in printing inks, asphalt paving and adhesives as well as the agricultural, paper and petroleum industries. This segment also includes products based on activated carbon used in gas vapor emission control systems for automobiles and trucks and applications for air, water and food purification.

The Community Development and Land Management segment is responsible for maximizing the value of the company’s landholdings in the Southeastern region of the U.S. Operations of the segment include real estate development, forestry operations and leasing activities. Real estate development includes (i) selling non-core forestlands primarily for recreational and residential uses, (ii) entitling and improving high-value tracts, and (iii) master planning select landholdings. Forestry operations include growing and harvesting softwood and hardwood on the company’s forestlands for external consumption and for use by the company’s mill-based business. Leasing activities include fees from third parties undertaking mineral extraction operations, as well as fees from recreational leases on the company’s forestlands.

Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.

The segments are measured on operating profits before restructuring charges, interest expense and income, minority interest income and losses and income taxes. The segments follow the same accounting principles described in the Summary of Significant Accounting Policies. Sales between the segments are recorded primarily at market prices.

No single customer or foreign country other than Brazil accounted for 10% or more of consolidated trade sales or assets in the periods presented. The below table reflects amounts on a continuing operations basis.

	Years ended December 31,
In millions	2011	2010	2009
Net sales[1]
U.S.[2]	$3,497	$3,285	$3,149
Brazil	554	480	413
Other Non-U.S.	1,267	1,181	1,096

Net sales	$5,318	$4,946	$4,658

Long-lived assets, net
U.S.	$3,684	$3,752	$3,679
Brazil	593	339	324
Other Non-U.S.	498	521	514

Long-lived assets	$4,775	$4,612	$4,517

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Export sales from the U.S. were $905 million, $816 million, and $744 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Financial information by segment and Corporate and Other follows:

In millions	Trade sales	Inter- segment sales	Total sales	Segment profit	Depreciation, depletion and amortization	Segment assets	Capital expenditures
Year ended December 31, 2011
Food & Beverage	$3,076	$2	$3,078	$312	$218	$2,685	$223
Home, Health & Beauty	766	0	766	34	68	816	51
Industrial	507	0	507	80	22	711	311
Specialty Chemicals	811	0	811	203	29	459	29
Community Development and Land Management	158	3	161	63	10	384	6

Total	5,318	5	5,323	692	347	5,055	620
Corporate and Other[1]	0	0	0	(379)	20	3,002	35
Assets of discontinued operations	0	0	0	0	0	706	0
Non-controlling interests	0	0	0	4	0	0	0
Inter-segment eliminations	0	(5)	(5)	0	0	0	0

Consolidated totals[3]	$5,318	$0	$5,318	$317	$367	$8,763	$655

Year ended December 31, 2010
Food & Beverage	$2,884	$3	$2,887	$247	$217	$2,637	$129
Home, Health & Beauty	751	0	751	51	64	854	25
Industrial	468	0	468	84	19	481	26
Specialty Chemicals	679	1	680	141	30	430	22
Community Development and Land Management	164	4	168	67	7	370	5

Total	4,946	8	4,954	590	337	4,772	207
Corporate and Other[1]	0	0	0	(395)	23	3,196	22
Assets of discontinued operations[2]	0	0	0	0	0	846	0
Non-controlling interests	0	0	0	4	0	0	0
Inter-segment eliminations	0	(8)	(8)	0	0	0	0

Consolidated totals[3]	$4,946	$0	$4,946	$199	$360	$8,814	$229

Year ended December 31, 2009
Food & Beverage	$2,791	$1	$2,792	$190	$227	$2,676	$106
Home, Health & Beauty	759	0	759	25	71	837	33
Industrial	371	0	371	61	18	447	17
Specialty Chemicals	499	4	503	56	28	394	28
Community Development and Land Management	189	4	193	99	8	356	5

Total	4,609	9	4,618	431	352	4,710	189
Corporate and Other[1,4]	49	0	49	(157)	24	3,191	25
Assets of discontinued operations[2]	0	0	0	0	0	1,120	0
Non-controlling interests	0	0	0	0	0	0	0
Inter-segment eliminations	0	(9)	(9)	0	0	0	0

Consolidated totals[3]	$4,658	$0	$4,658	$274	$376	$9,021	$214

[1]

Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.

[2]

Assets of discontinued operations at December 31, 2011 represent the assets of the C&OP business. Assets of discontinued operations at December 31, 2010 represent the assets of the C&OP and Envelope Products businesses. Assets of discontinued operations at December 31, 2009 represent the assets of the C&OP, Envelope Products and the Media and Entertainment Packaging businesses. See Note R for further discussion.

[3]	Consolidated totals represent results from continuing operations, except as otherwise noted.
[4]	Revenue included in Corporate and Other in 2009 includes sales from the company’s specialty papers operation, which was sold in the fourth quarter of 2009.